Employee Stock Incentive Plans - Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans (Detail)		12 Months Ended
		Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares ₨ / shares $ / shares	Mar. 31, 2022 shares $ / shares ₨ / shares	Mar. 31, 2021 shares	Mar. 31, 2023 shares ₨ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year | shares				78,199
Numbers, Outstanding at the end of the year | shares					78,199
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	59,797,979	59,797,979			59,797,979
Range of Exercise Prices | $ / shares	[1]	$ 0.03	$ 0.03
Outstanding at the end of the year | $ / shares	[1]	$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	59,797,979	59,797,979			59,797,979
Range of Exercise Prices	[1]					₨ 2
Outstanding at the end of the year	[1]		$ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	49,831,651	49,831,651			49,831,651
Range of Exercise Prices	[1]					₨ 2
Outstanding at the end of the year	[1]		$ 2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[2]	39,546,197	39,546,197			39,546,197
Range of Exercise Prices	[2]					₨ 2
Outstanding at the end of the year	[2]		$ 2
Employee stock option plans and restricted stock unit option [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year | shares		24,600	24,600	78,199	4,721,388
Numbers, Exercised | shares		(12,800)	(12,800)	(46,133)	(845,066)
Numbers, Outstanding at the end of the year | shares		11,800	11,800	24,600	78,199
Numbers, Exercisable at the end of the year | shares		7,600	7,600	2,800	23,999	7,600
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year			$ 2
Range of Exercise Prices						₨ 2
Granted	[3]		2
Adjustment of Performance based stock options on completion of performance measurement period			2
Forfeited and expired						₨ 2
Outstanding at the end of the year			2	₨ 2
Exercisable at the end of the year			$ 2
Numbers, Outstanding at the beginning of the year		12,242,672	12,242,672	15,831,948	15,594,190
Numbers, Granted	[3]	2,756,820	2,756,820	2,500,481	6,275,290
Adjustment of Performance based stock options on completion of performance measurement period | shares		(343,451)	(343,451)	608,435	(1,291,500)
Numbers, Exercised		(4,910,689)	(4,910,689)	(4,712,311)	(3,356,199)
Numbers, Forfeited and expired		(1,292,861)	(1,292,861)	(1,985,881)	(1,389,833)
Numbers, Outstanding at the end of the year		8,452,491	8,452,491	12,242,672	15,831,948
Numbers, Exercisable at the end of the year		2,806,799	2,806,799	2,478,568	2,679,538	2,806,799
Weighted Average Exercise Price Of Share Options, Modification			$ 2
Number Of Share Options, Modification		0	0	0	0
Employee stock option plans and restricted stock unit option [member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares		$ 0.03
Range of Exercise Prices | $ / shares		0.03	$ 0.03	₨ 0.03
Granted | $ / shares	[3]	0.03
Adjustment of Performance based stock options on completion of performance measurement period | $ / shares		0.03
Exercised | (per share)		0.03	$ 2
Forfeited and expired | $ / shares		0.03	$ 0.03
Outstanding at the end of the year | $ / shares		0.03
Exercisable at the end of the year | $ / shares		$ 0.03
Numbers, Outstanding at the beginning of the year		17,511,902	17,511,902	10,822,476	7,854,540
Numbers, Granted	[3]	8,440,980	8,440,980	10,470,026	5,033,648
Adjustment of Performance based stock options on completion of performance measurement period | shares		(943,333)	(943,333)	570,076	(1,021,560)
Numbers, Exercised		(5,730,830)	(5,730,830)	(2,930,735)	(3,269,832)
Numbers, Forfeited and expired		(2,821,161)	(2,821,161)	(1,419,941)	(1,227,335)
Numbers, Outstanding at the end of the year		16,457,558	16,457,558	17,511,902	10,822,476
Numbers, Exercisable at the end of the year		1,329,682	1,329,682	1,072,118	465,603	1,329,682
Weighted Average Exercise Price Of Share Options, Modification | $ / shares		$ 0.03
Number Of Share Options, Modification	[4]	0	0	0	3,453,015

[1]	The maximum contractual term for these RSUs option plans is perpetual until the options are available for grant under the plan.
[2]	The maximum contractual term for these Stock Option Plans is up to May 29, 2023 until the options are available for grant under the plan.
[3]
(1)
Includes 2,969,860, 1,135,949 and Nil Performance based stock options (RSUs) during the year ended March 31, 2021, 2022 and 2023, respectively. 2,376,980, 2,941,546 and Nil Performance based stock options (ADS) during the year ended March 31, 2021, 2022 and 2023, respectively. Performance based stock options (RSUs) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan). Performance based stock options will vest based on the performance parameters of the Company.

[4]	RSUs arrangements that were modified during the year ended March 31, 2021

Pursuant to the SEBI clarification dated December 18, 2020, the restriction under SEBI circular dated October 10, 2019, “Framework of Depository Receipts” shall not apply in case of issue of depository receipts to NRIs, pursuant to share based employee benefit schemes which are implemented by a company in terms of SEBI (Share Based Employee Benefits) Regulations 2014, the Board Governance, Nomination and Compensation Committee approved in January 2021, allotment of underlying equity shares in respect of ADSs to be issued and allocated to NRI employees upon exercise of vested ADS RSU under the Company’s WARSUP 2004 Plan. This change was accounted as a modification during the year ended March 31, 2021, and the fair value on the date of modification was determined based on prevailing market price and accordingly an amount of ₹ 739 was recognized as equity with a corresponding adjustment to financial liability.